Prepayments - Schedule of Prepayments (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Prepayments, Current [Abstract]
Prepayment for live concert and entertainment productions	$ 10,185,833	$ 8,835,833
Prepayment for transportation services	1,723	12,061
Prepayments	$ 10,187,556	$ 8,847,894